EQUITY - Components of AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
AOCI, Debt Securities, Available-for-Sale, Adjustment, after Tax	$ (8,873)	$ 3,194
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, after Tax	665	(912)
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	357	(962)
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	(4)	(4)
Accumulated other comprehensive income (loss) attributable to Equitable Financial	$ (7,855)	$ 1,316